Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

(5)                      Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Buildings	2,247,643	2,923,470	469,249
Machinery and equipment	11,589,915	13,875,105	2,227,108
Furniture and fixtures	84,562	114,284	18,344
Motor vehicles	89,563	114,373	18,358
Construction in progress	2,488,762	1,530,642	245,685
Total property, plant and equipment	16,500,445	18,557,874	2,978,744
Less: Accumulated depreciation	(1,836,237)	(2,864,153)	(459,728)
Less: Impairment	(2,275,024)	(2,475,521)	(397,349)
Total property, plant and equipment, net	12,389,184	13,218,200	2,121,667

For the years ended December 31, 2011 and 2012, given the continuing decline in the spot market price of polysilicon, the Company recorded an impairment loss of RMB 2,275,024 and RMB 200,497 (US$32,182) for property, plant, and equipment with respect to the production of polysilicon based on the present value of expected future cash flows discounted at the weighted average cost of capital, respectively.

Depreciation expense on property, plant and equipment was allocated to the following expense items:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Cost of revenues	432,989	754,977	1,051,098	168,713
Selling expenses	1,817	993	1,396	224
General and administrative expenses	24,223	36,473	55,343	8,883
Research and development expenses	12,130	34,355	30,016	4,818
Total depreciation expense	471,159	826,798	1,137,853	182,638

The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Interest cost capitalized	272,369	202,138	130,967	21,022
Interest cost charged to income	438,011	626,737	897,124	143,998
Total interest cost incurred	710,380	828,875	1,028,091	165,020

As of December 31, 2011 and 2012, the Company has pledged property, plant and equipment with a total carrying amount of RMB 3,598,348 and RMB 6,262,340 (US$ 1,005,175), respectively, to secure bank borrowings.